Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurement

Note 4. Fair Value Measurement

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, on its consolidated balance sheets:

	December 31, 2022		December 31, 2021
	Level 2	Level 3	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$159	$-	$82	$-
Foreign exchange forward contracts designated as hedging instruments	3	-	910	-
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(38)	-	(89)	-
Foreign exchange forward contracts designated as hedging instruments	(1,640)	-	(60)	-
Convertible notes	-	1,894	-	-
Contingent consideration*	-	38,341	-	55,919
	$(1,516)	$40,235	$843	$55,919

  *Includes $14.6 million and $2.4 million under Accrued expenses and other current liabilities in the Company's consolidated balance sheets as of December 31, 2022 and December 31, 2021, respectively.

The Company’s foreign exchange forward contracts are classified as Level 2, as they are not actively traded and are valued using pricing models that use observable market inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs).

Contingent consideration represents liabilities recorded at fair value in connection with acquisitions, and thus represents a Level 3 measurement within the fair value hierarchy (refer to Note 2).

Other financial instruments consist mainly of cash and cash equivalents, short term deposits, current and non-current receivables, accounts payable and other current liabilities. The fair value of these financial instruments approximates their carrying values.

The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2022	2021
	(U.S. $ in thousands)
Fair value at the beginning of the period	$55,919	$37,400
Acquisitions	-	17,985
Revaluation of Contingent considerations and other adjustment	(14,824)	534
Settlements of Contingent considerations	(2,754)	-
Fair value at the end of the period	$38,341	$55,919